Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Prepaid Expenses And Other Current Assets [Abstract]
Government institutions	$ 44	$ 88
Prepaid expenses	35	260
Deposits	10	8
Other assets	11	223
Total prepaid expenses and other current assets	$ 100	$ 579